SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	1 Months Ended	9 Months Ended
	Mar. 31, 2013	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term		10 years
Stock Incentive plan, shares authorized		5,000,000
Options or warrants exercised
Options or warrants expired
Tax expense related to exercise of stock options
Cashless Stock Option [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, options term	3 years	3 years
Shares granted	2,250,000	100,000
Exercise price of stock options granted	$ 0.10	$ 0.10
Cashless Stock Option [Member] | Maximum [Member] | Member of the Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		100,000
Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		4,450,000
Options and Warrants [Member] | Member of the Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options granted		$ 0.10